CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Loss per share, basic	$ (0.23)	$ (0.42)	$ (0.75)	$ (2.66)
Loss per share, fully diluted	$ (0.23)	$ (0.42)	$ (0.75)	$ (2.66)
Weighted average number of common shares outstanding, basic	26,650,210	13,455,905	22,957,402	13,029,717
Weighted average number of common shares outstanding, diluted	26,650,210	13,455,905	22,957,402	13,029,717